Financial risk management - Remaining Maturities (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial liabilities
Finance lease obligation carrying amount	€ 105	€ 479
Trade payables	2,945	3,059	[1],[2]
Liquidity risk
Financial liabilities
Finance lease obligation carrying amount	105	479
Trade payables	2,945	3,059
Total carrying amount	20,116	20,634
Finance lease obligations contractual cash flow	(109)	(495)
Trade payables contractual cash flow	(2,945)	(3,059)
Total contractual cash flow	(25,583)	(27,035)
Liquidity risk | Bank overdrafts and lines of credit
Financial liabilities
Bank borrowings carrying amount		58
Bank borrowings contractual cash flow		(58)
Liquidity risk | Long-term debt
Financial liabilities
Bank borrowings carrying amount	17,066	17,038
Bank borrowings contractual cash flow	(22,529)	(23,423)
2 months or less | Liquidity risk
Financial liabilities
Finance lease obligations contractual cash flow	(9)	(73)
Trade payables contractual cash flow	(2,945)	(3,059)
Total contractual cash flow	(3,114)	(3,350)
2 months or less | Liquidity risk | Bank overdrafts and lines of credit
Financial liabilities
Bank borrowings contractual cash flow		(58)
2 months or less | Liquidity risk | Long-term debt
Financial liabilities
Bank borrowings contractual cash flow	(160)	(160)
2 to 12 months | Liquidity risk
Financial liabilities
Finance lease obligations contractual cash flow	(27)	(247)
Total contractual cash flow	(826)	(1,045)
2 to 12 months | Liquidity risk | Long-term debt
Financial liabilities
Bank borrowings contractual cash flow	(799)	(798)
1 to 3 years | Liquidity risk
Financial liabilities
Finance lease obligations contractual cash flow	(56)	(132)
Total contractual cash flow	(1,574)	(1,975)
1 to 3 years | Liquidity risk | Long-term debt
Financial liabilities
Bank borrowings contractual cash flow	(1,518)	(1,843)
3 to 5 years | Liquidity risk
Financial liabilities
Finance lease obligations contractual cash flow	(17)	(43)
Total contractual cash flow	(15,268)	(15,630)
3 to 5 years | Liquidity risk | Long-term debt
Financial liabilities
Bank borrowings contractual cash flow	(15,251)	(15,587)
More than 5 years | Liquidity risk
Financial liabilities
Total contractual cash flow	(4,801)	(5,035)
More than 5 years | Liquidity risk | Long-term debt
Financial liabilities
Bank borrowings contractual cash flow	€ (4,801)	€ (5,035)

[1]	Comparative figures for the year ended December 31, 2017 were restated for immaterial errors. For further information, see Note 6 to the consolidated financial statements.
[2]	voxeljet AG has initially applied IFRS 15 and IFRS 9 as of January 1, 2018. Under the transition methods chosen, comparative information has not been restated. For further information, see Note 3 to the consolidated financial statements.